Schedule H, line 4i - Schedule of Assets Held (at End of Year) (Details) - EBP 018	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-0619790
Plan number	018
Participant loan, cost	$ 0
Participant loan, current value	$ 11,712,917
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	2.38%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%